Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVTPL deposits	$ 4,332	$ 3,576
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	650	1,287
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	933	4,532
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	0
Interest rate and foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (1)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(53)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVTPL liabilities gain (losses)	(144)	355
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	(10)	81
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	138	109
Decrease in fair value measurement assets	138	109
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	105	128
Decrease in fair value measurement assets	99	127
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVTPL liabilities gain (losses)	$ 211	$ 316